SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2017
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION
14. SHARE BASED COMPENSATION

In December 2014, The Company’s shareholders adopted the 2014 share incentive plan. The Company’s shareholders have authorized the issuance of up to 21,000,000 ordinary shares underlying all options (including incentive share options, or ISOs), restricted shares and restricted share units ("RSUs") granted to a participant under the plan, or the awards.

During the year ended December 31, 2015, the Company granted 8,134,375 share options to its officers, directors and employees at the weighted average grant date fair value of $0.59. No options were granted during the years ended December 31, 2016 and 2017.

On January 12, 2015, the Company modified the exercise price to $0.87 for a total number of 6,274,166 previously granted options, in order to provide appropriate incentives to the relevant employees and executive officers of the Group. The fair value of the options under revised terms was $0.55 and $0.52. The total incremental cost associated with the modification was $241,557, of which $60,107 was recognized immediately for the options vested prior to the date of the modification and the remaining share-based compensation charges of $181,470 are recognized over the remaining vesting period of the modified options.

On September 09, 2015, the Company modified the exercise price for a total number of 12,569,166 options granted before to $0.59, in order to provide appropriate incentives to the relevant employees and executive officers of the Company. The fair value of the options under revised terms for five batches granted on Jan 28, 2014, Jan 12, 2015 and July 06, 2015 was $0.38, $0.35, $0.38, $0.37 and $0.40, respectively. The total incremental cost associated with the modification was $282,581, of which $123,322 was recognized immediately for the options vested prior to the date of the modification and the remaining share-based compensation charges of $159,259 are recognized over the remaining vesting period of the modified options.

The Company utilized the Binomial option pricing model to evaluate the fair value of the stock options with reference to the closing price of the Company on the measurement dates.

The following assumptions were used in the Binomial option pricing model:

	Year Ended December 31, 2015
Options granted	Average risk-free rate of return	Exercise multiple	Volatility rate	Dividend yield	Post- vesting forfeiture rate
January 12, 2015	2.82%	1.8-3 times	93.0%	0%	5%-8%

July 06, 2015	3.20%	3 times	91.0%	0%	5%

September 09, 2015	2.94%-3.08%	1.8-3 times	91.0%-92.0%	0%	5%-8%

The risk-free rate of return is based on the yield curve of China USD sovereign bond commensurate with the same maturity at the respective grant dates. The exercise multiple is estimated by reference to the proprietary research and empirical studies. The expected volatility is based on the average of historical daily annualized share price volatility of 6 comparable companies over a normalized period that commensurate with the option life of 10 years. The post-vesting forfeiture rate is based on the historical data and management’s best Estimation.

A summary of the aggregate option activity and information regarding options outstanding as of December 31, 2017 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
Options outstanding on January 1, 2017	15,259,141	0.50
Granted	—	—
Forfeited	(24,965)	0.59
Expired	(3,584)	0.59
Exercised	(5,596,050)	0.49
Options outstanding on December 31, 2017	9,634,542	0.50	5.59	18,935,239
Options vested or expected to vest on December 31, 2017	19,017,508	0.46	5.00	38,124,185
Options exercisable on December 31, 2017	8,282,615	0.48	5.34	16,408,217

The share-based compensation expense related to stock options of approximately $3,687,951, $2,702,089 and $1,559,863 were recognized by the Group for the years ended December 31, 2015, 2016 and 2017, respectively.

As of December 31, 2017, there was $833,150in total unrecognized compensation cost related to non-vested stock options, which is expected to be recognized over a weighted-average period of 1.08years.

On February 3, 2017, the Company granted restricted share units ("RSUs") to acquire 12,653,992 ordinary shares to certain directors, executive officers and employees pursuant to the Daqo New Energy Corp. 2014 Share Incentive Plan. The RSUs will be vested quarterly in each of the next four years starting from May 6, 2017. The exercise price of these shares is nil per share.

The weighted average fair value of RSUs granted during the year ended December 31, 2017 was $0.98. The Company recorded compensation expenses based on the fair value of RSUs on the grant dates over the requisite service period of award using the straight line vesting attribution method.

A summary of the non-vested RSU activity in 2017 is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value
Nonvested RSUs on January 1, 2017	—	—
Granted	12,653,992	0.98
Vested	(2,366,374)	0.98
Forfeited	(46,875)	0.98
Nonvested RSUs on December 31, 2017	10,240,743	0.98

The share-based compensation expense related to RSUs of approximately $2,640,410 was recognized by the Group for the year ended December 31, 2017.

As of December 31, 2017, there was $9,713,940 in total unrecognized compensation cost related to nonvested RSUs, which is expected to be recognized over a weighted-average period of 3.17 years.